MARKETING EXPENSES	12 Months Ended
Dec. 31, 2022
MARKETING EXPENSES
MARKETING EXPENSES

7.     MARKETING EXPENSES

	2022	2021	2020
Online marketing	(1,079)	(1,631)	(1,498)
Offline marketing	(1,221)	(556)	(139)
Other marketing expenses	(60)	(66)	(60)
Total marketing expenses	(2,360)	(2,253)	(1,697)

Marketing expenses are only purchased advertising exclusive of any employee-related expenses.